INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2011
Income Tax Disclosure Table

Income before income taxes and income taxes for the years ended March 31, 2009, 2010 and 2011 are comprised of the following components:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Income before income taxes:
Domestic	¥31,735	¥28,477	¥112,374
Foreign	24,247	32,321	59,958

Total income before income taxes	¥55,982	¥60,798	¥172,332

Income taxes:
Current income taxes:
Domestic	¥11,603	¥17,213	¥21,297
Foreign	7,324	7,232	14,447

Total current income taxes	18,927	24,445	35,744

Deferred income taxes:
Domestic	4,901	(10,089)	11,892
Foreign	(1,049)	1,009	(5,422)

Total deferred income taxes	3,852	(9,080)	6,470

Total income taxes	¥22,779	¥15,365	¥42,214

Schedule of Effective Income Tax Rate Reconciliation Table

Reconciliations between the Japanese statutory income tax rate and Kyocera’s effective income tax rate for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Years ended March 31,
	2009	2010	2011
Japanese statutory income tax rate	41.0%	41.0%	41.0%
Difference in statutory tax rates of foreign subsidiaries	(7.9)	(7.7)	(5.0)
Change in valuation allowance	10.5	(1.7)	(8.1)
Tax credit for research and development expenses	(1.9)	(4.4)	(2.1)
Tax refunds related to transfer pricing adjustments	(0.6)	(0.1)	(0.0)
Uncertainty in income taxes	(0.2)	(1.6)	(2.1)
Tax rate change*	0.0	—	—
Other	(0.2)	(0.2)	0.8

Effective income tax rate	40.7%	25.3%	24.5%

*	On April 1, 2009, income tax rates for companies was changed to 17.0% in Singapore, which had no material impact on the effective income tax rate in fiscal 2009.

Components of Deferred Tax Assets and Liabilities

The components of the deferred tax assets and deferred tax liabilities at March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
	(Yen in millions)
Deferred tax assets:
Enterprise tax	¥1,409	¥1,603
Inventories	19,742	19,545
Provision for doubtful accounts and loss on bad debts	3,376	1,394
Accrued expenses	7,955	8,220
Employee benefits	24,060	24,828
Depreciation and amortization	37,837	37,432
Securities	9,403	2,459
Net operating losses and tax credit carry forwards	28,333	19,144
Liquidation of a foreign subsidiary	3,694	3,696
Other	3,849	4,291

Total gross deferred tax assets	139,658	122,612
Valuation allowance	(40,270)	(24,687)

Net deferred tax assets	¥99,388	¥97,925

Deferred tax liabilities:
Depreciation and amortization	¥9,005	¥10,942
Deduction of foreign branch losses	1,376	850
Securities	102,786	108,885
Prepaid benefit cost	6,823	5,301
Other	1,682	3,272

Total deferred tax liabilities	¥121,672	¥129,250

Net deferred tax liabilities	¥(22,284)	¥(31,325)

Deferred Tax Assets and Liabilities

Net deferred tax assets and liabilities at March 31, 2010 and 2011 are reflected in the consolidated balance sheets under the following captions.

	March 31,
	2010	2011
	(Yen in millions)
Deferred income taxes—current assets	¥40,872	¥43,035
Other assets	12,488	17,087
Other current liabilities	(25)	(1,442)
Deferred income taxes—non-current liabilities	(75,619)	(90,005)

Net deferred tax liabilities	¥(22,284)	¥(31,325)

Schedule of Valuation Allowance Disclosure

A reconciliation of the beginning and end amount of gross valuation allowance for deferred tax asset is as follows:

	March 31,
	2009	2010	2011
	(Yen in millions)
Balance at beginning of year	¥39,780	¥43,236	¥40,270
Increase	12,874	7,034	1,226
Decrease	(9,022)	(8,905)	(15,885)
Other*	(396)	(1,095)	(924)

Balance at end of year	¥43,236	¥40,270	¥24,687

*	Other consists mainly of foreign currency translation adjustments.

Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits

A reconciliation of the beginning and end amount of gross unrecognized tax benefits is as follows:

	March 31,
	2009	2010	2011
	(Yen in millions)
Balance at beginning of year	¥8,642	¥10,518	¥8,352
Increase—tax position in prior years	442	20	1,112
Increase—tax position in current year	2,269	1,800	1,936
Decrease—tax position in prior years	(835)	(1,634)	(2,517)
Settlements with taxing authorities	—	(2,336)	(2,002)
Lapse of statute of limitations	—	(16)	(7)

Balance at end of year	¥10,518	¥8,352	¥6,874